SHARE CAPITAL	6 Months Ended
Jun. 30, 2024
SHARE CAPITAL

NOTE 13 – SHARE CAPITAL

Authorized

Unlimited number of common shares without par value.

Issued

As at June 30, 2024, 11,023,480 common shares were issued and outstanding.

During the six months ended June 30, 2024

On January 4, 2024, the Company issued 17,915 common shares (94 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On January 10, 2024, the Company granted 410,000 RSUs (2,158 RSUs post reverse split) to five directors of the Company, the RSUs will vest over 4 months and a day.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

On January 16, 2024, the Company granted 60,000 RSUs (316 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On February 5, 2024, the Company granted 39,753 RSUs (209 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 5, 2024, the Company granted 60,083 RSUs (316 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately US$7.0 million, before deducting underwriting discounts and other estimated expenses paid by the Company. The offering was for sale of 116,666,667 units (614,109 units post reverse split), each consisting of one common share or pre-funded warrant, one series A warrants and two series B warrants. The offering price was US$0.06 per unit.

On April 5, 2024, the Company issued 95 common shares to two directors following the vesting of RSU’s with a fair value of $2.99 for a compensation amount of $53,568.

On April 5, 2024, the Company granted 1,180,000 RSUs to directors and consultants of the Company, the RSUs vested immediately, and 1,180,000 common shares were issued on April 8, 2024 with a fair value of $1.39 for a compensation amount of $1,645,287.

On April 9, 2024, the Company granted 100,000 RSUs to a consultant of the Company, the RSUs vested immediately, and 100,000 common shares were issued with a fair value of $1.44 for a compensation amount of $143,927.

On May 27, 2024, pursuant to a Settlement Agreement Dated May 27, 2024 (the “Settlement Agreement”), the Company issued 450,000 common shares (valued at US$400,500) in settlement of a dispute with the co-owner of a farm following the Company’s decision to suspend the construction of a cannabis farm on that property. Under the Settlement Agreement, the shares are to be held in escrow by the Company until the earlier of (a) the third anniversary of the Settlement Agreement, or (b) the date on which the Company’s board of directors resolves not to construct the cannabis farm. The number of shares to be released is subject to adjustment in the event that the market price of the Company’s common shares is lower than US$0.89 per share on the date of release.

On June 14, 2024, the Company issued 1,238,525 common shares to three directors following the vesting of RSU’s with a fair value of $0.97, for a compensation amount of $1,205,315.

On June 19, 2024, the Company issued 23,543 common shares to directors and consultants of the Company following the vesting of RSU’s with a fair value of $0.96, for a compensation amount of $22,657.

As of June 30, 2024, the Company issued 614,109 common shares following the closing of the underwritten public offering on March 14, 2024 as well as 7,020,384 common shares following the cashless exercise of A warrants and 172,766 common shares following the exercise of B warrants at an exercise price of US$1.3643 per common share.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

During the six months ended June 30, 2023

On January 3, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.

On April 4, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.

On April 27, 2023, the Company granted 43,847 RSU’s to two directors, the RSUs will vest over one year.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of common shares that may be subject to option at any one time may not exceed 10% of the issued common shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

A summary of the stock options outstanding for the six months ended June 30, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	3,237	267.9
Granted during the period	526	402.8
Exercised during the period	-	-

Outstanding at December 31, 2023	3,763	$286.9
Granted during the period	3,421	100.7
Cancelled during the period	(6,395)	203.0

Outstanding at June 30, 2024	789	155.8
Exercisable at June 30, 2024	789	$155.8

Additional information regarding stock options outstanding as of June 30, 2024, is as follows:

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

789	1.75	$155.8	789	$155.8

789	1.75	$155.8	789	$155.8

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%

On January 10, 2024, the Company cancelled 565,000 stock options (2,974 stock options post reverse split) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 650,000 stock options (3,421 stock options post reverse split) to a consultant of the Company, the stock options vest as follows: 150,000 on the date of the grant (789 post reverse split) and 100,000 every month thereafter (526 post reverse split) every month thereafter. On June 30, 2024 the Company cancelled the 650,000 stock options (3,421 stock options post reverse split) that were previously granted to that consultant.